restructuring and other costs	6 Months Ended
Jun. 30, 2025
restructuring and other costs
restructuring and other costs
16	restructuring and other costs
(a)	Details of restructuring and other costs

With the objective of reducing ongoing costs, we incur associated incremental non-recurring restructuring costs, as further discussed in (b) following. We may also incur atypical charges when undertaking major or transformational changes to our business or operating models or during post-acquisition business integration. In other costs, we include incremental atypical external costs incurred in connection with business acquisition or disposition activity; significant litigation costs in respect of losses or settlements; and adverse retrospective regulatory decisions.

Restructuring and other costs presented in the Consolidated statements of income and other comprehensive income are as follows:

	Three months		Six months
Periods ended June 30 (millions)	2025	2024	2025	2024
Restructuring [1] (b)
Goods and services purchased	$42	$41	$76	$138
Employee benefits expense	87	79	144	199
	129	120	220	337
Other (c)
Goods and services purchased	4	1	10	2
Total
Goods and services purchased	46	42	86	140
Employee benefits expense	87	79	144	199
	$133	$121	$230	$339

1	For the three-month and six-month periods ended June 30, 2025, excludes real estate rationalization-related restructuring net impairments of property, plant and equipment of $1 (2024 – $31) and $4 (2024 – $99), respectively, which are included in depreciation.

(b)	Restructuring provisions

Employee-related provisions and other provisions, as presented in Note 25, include amounts for restructuring activities. In 2025, restructuring activities included ongoing and incremental efficiency initiatives, some involving employee - related costs and real estate rationalization. These initiatives were intended to enhance our long-term operating productivity and competitiveness.

(c)	Other

We incurred incremental external costs in connection with business acquisitions during the three - month and six - month periods ended June 30, 2025 and 2024. We have included in other costs the non-recurring atypical business integration expenditures associated with these business acquisitions, which qualify as neither restructuring costs nor part of the fair value of the net assets acquired.